Schedule of Investments (unaudited) April 30, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 137.9%

Michigan — 137.9%

Corporate — 3.7%
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 09/01/22	$14,500	$16,818,695

County/City/Special District/School District — 27.4%
Anchor Bay School District, GO, Refunding, (Q-SBLF):
4.38%, 05/01/27	1,600	1,680,256
4.50%, 05/01/29	1,505	1,581,213
Battle Creek School District Michigan, GO, Refunding, (Q-SBLF):
5.00%, 05/01/36	1,500	1,726,425
5.00%, 05/01/37	1,170	1,341,803
Berkley School District, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/35	2,965	3,370,049
Byron Center Public Schools, GO, School Building & Site, Series I (Q-SBLF):
5.00%, 05/01/43	4,475	5,173,592
5.00%, 05/01/47	740	850,393
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 05/01/38	5,185	5,770,283
Comstock Park Michigan Public Schools, GO, School Building & Site, Series B (Q-SBLF)(a):
5.50%, 05/01/21	3,385	3,642,768
Country of Saginaw Michigan, GO, 4.00%, 11/01/42	2,000	2,130,100
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 05/01/19	1,000	1,000,000
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 05/01/39	5,300	5,314,840
Dearborn School District, GO, School Building & Site, Series A (Q-SBLF):
5.00%, 05/01/32	1,500	1,685,970
5.00%, 05/01/33	1,600	1,797,648
5.00%, 05/01/34	1,200	1,345,212
Dowagiac Union School District, GO, (Q-SBLF), 5.00%, 05/01/41	1,140	1,283,081
East Lansing School District, GO, School Building & Site, Series I (Q-SBLF), 5.00%, 05/01/42	1,000	1,146,780

Security	Par (000)	Value

County/City/Special District/School District (continued)
Farmington Public School District, GO, Refunding, School Building & Site (AGM):
5.00%, 05/01/33	$1,500	$1,716,945
5.00%, 05/01/34	1,500	1,712,880
5.00%, 05/01/35	1,000	1,141,980
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	4,950	5,323,923
Fraser Public School District, GO, Refunding, School Building & Site (Q-SBLF):
5.00%, 05/01/43	2,000	2,307,580
5.00%, 05/01/47	3,225	3,711,072
Gibraltar School District, GO, (Q-SBLF):
5.00%, 05/01/35	1,000	1,182,580
5.00%, 05/01/36	750	886,028
Goodrich Area School District, GO, School Building & Site (Q-SBLF):
5.50%, 05/01/21(a)	1,540	1,655,700
5.50%, 05/01/36	460	492,269
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 05/01/21(a)	2,575	2,771,086
5.50%, 05/01/32	1,000	1,073,830
Grand Rapids Public Schools, GO, (AGM)(b):
5.00%, 11/01/40	1,000	1,188,420
5.00%, 11/01/42	1,250	1,480,188
5.00%, 11/01/43	1,300	1,537,068
Grandville Public Schools, GO, School Building & Site, Series II (AGM), 5.00%, 05/01/40	3,250	3,638,927
Gull Lake Community School District, GO, School Building & Site, Series I (Q-SBLF), 5.00%, 05/01/45	4,000	4,649,320
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 05/01/21(a)	6,750	7,237,890
Jackson Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/42	4,000	4,647,960
Kentwood Public Schools, GO, School Building & Site:
5.00%, 05/01/41	1,120	1,266,608
5.00%, 05/01/44	1,815	2,052,892
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 05/01/43	5,000	5,545,650

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Mattawan Consolidated School District, GO, Series I (Q-SBLF), 5.00%, 05/01/39	$3,375	$3,797,179
Mona Shores Public Schools, GO, School Building & Site, Series I (Q-SBLF):
5.00%, 05/01/42	1,000	1,171,840
5.00%, 05/01/43	1,025	1,199,291
5.00%, 05/01/44	1,525	1,784,509
Swartz Creek Community Schools, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/44	4,270	4,976,557
Troy School District, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/28	2,000	2,267,280
Walled Lake Consolidated School District, GO, School Building & Site (Q-SBLF):
5.00%, 05/01/37	2,850	3,181,597
5.00%, 05/01/40	2,630	2,927,295
5.00%, 05/01/43	1,530	1,700,213
Zeeland Public Schools, GO, School Building & Site, Series A (AGM):
5.00%, 05/01/33	1,000	1,142,830
5.00%, 05/01/34	1,000	1,140,120
5.00%, 05/01/35	1,000	1,138,990

		124,488,910

Education — 22.4%
City of Grand Rapids Michigan, EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	760	798,091
Ferris State University, Refunding RB:
5.00%, 10/01/41	2,250	2,554,065
General (AGM), 4.50%, 10/01/24	1,595	1,598,972
General (AGM), 4.50%, 10/01/25	1,405	1,408,555
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,862,960
Lake Superior State University, RB, General (AGM), 5.00%, 01/15/48	3,750	4,263,075
Michigan Finance Authority, Refunding RB:
College for Creative Studies, 4.00%, 12/01/33	1,720	1,742,756
College for Creative Studies, 5.00%, 12/01/36	1,550	1,650,719
College for Creative Studies, 5.00%, 12/01/40	2,900	3,065,010

Security	Par (000)	Value

Education (continued)
College for Creative Studies, 5.00%, 12/01/45	$4,400	$4,644,772
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/29	5,900	6,136,236
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/30	2,850	2,957,388
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/31	3,150	3,254,013
Michigan State University, Refunding RB, General, Series C:
5.00%, 02/15/40	8,470	8,660,236
5.00%, 02/15/44	1,000	1,021,750
Michigan Technological University, RB, General, Series A, 5.00%, 10/01/45	1,800	2,065,410
Northern Michigan University, Refunding RB, General, Series A, 5.00%, 12/01/35	1,245	1,471,329
Oakland University, RB:
5.00%, 03/01/41	3,635	4,089,302
General, 5.00%, 03/01/32	400	428,276
General, Series A, 5.00%, 03/01/38	5,490	5,952,587
General, Series A, 5.00%, 03/01/43	16,845	18,226,121
University of Michigan, RB, Series A, 5.00%, 04/01/39	3,425	3,910,631
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	3,000	3,354,150
Western Michigan University, Refunding RB, General, University and College Improvements:
5.25%, 11/15/40	3,500	3,805,480
5.25%, 11/15/43	8,475	9,643,279
(AGM), 5.25%, 11/15/33	1,000	1,137,880
(AGM), 5.00%, 11/15/39	1,750	1,966,667

		101,669,710

Health — 31.3%
Grand Traverse County Hospital Finance Authority, RB:
Munson Healthcare Obligated Group, Series A, 5.00%, 07/01/49	2,610	2,945,646
Munson Healthcare Obligated Group, Series B, 4.00%, 07/01/49	2,000	2,089,320
Series A, 5.00%, 07/01/44	4,230	4,617,806
Series A, 5.00%, 07/01/47	2,200	2,401,696

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM):
5.25%, 05/15/20(a)	$4,140	$4,290,282
5.25%, 05/15/36	3,360	3,455,592
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	7,500	8,034,750
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 4.00%, 11/01/46	1,025	1,053,987
Sparrow Obligated Group, 5.00%, 11/15/36	2,500	2,701,675
Sparrow Obligated Group, 5.00%, 11/15/45	3,750	4,137,300
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 4.00%, 11/15/46	8,500	8,847,905
Henry Ford Health System, 5.00%, 11/15/37	3,000	3,431,550
Henry Ford Health System, 5.00%, 11/15/41	1,000	1,139,140
Henry Ford Health System, 3.25%, 11/15/42	1,145	1,086,479
Hospital, McLaren Health Care, 5.00%, 05/15/32	1,000	1,141,070
Hospital, McLaren Health Care, 5.00%, 05/15/33	2,000	2,276,120
Hospital, McLaren Health Care, 5.00%, 05/15/34	5,000	5,675,300
Hospital, McLaren Health Care, 5.00%, 05/15/34	1,500	1,702,590
Hospital, McLaren Health Care, 5.00%, 05/15/35	4,945	5,601,053
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	4,980	5,324,168
MidMichigan Health, 5.00%, 06/01/39	1,500	1,660,965
Trinity Health Credit Group, 5.00%, 12/01/21(a)	20	21,675
Trinity Health Credit Group, 5.00%, 12/01/31	5,000	5,380,800
Trinity Health Credit Group, 5.00%, 12/01/35	6,500	6,981,455
Michigan State Hospital Finance Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/25	6,000	6,102,240

Security	Par (000)	Value

Health (continued)
Michigan State Hospital Finance Authority, Refunding RB:
Ascension Senior Credit Group, 5.00%, 11/15/47	$2,750	$3,135,495
Henry Ford Health System, 5.75%, 11/15/19(a)	3,165	3,234,472
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,367,000
McLaren Health Care, Series A, 5.00%, 06/01/35	2,250	2,425,253
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	5,300	5,507,230
Royal Oak Hospital Finance Authority Michigan, Refunding RB:
Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	27,365	30,135,980
William Beaumont Hospital, Series W, 6.00%, 08/01/19(a)	1,500	1,515,900

		142,421,894

Housing — 8.0%
Michigan State HDA, RB:
M/F Housing, Rental Housing Revenue, Series A, 4.45%, 10/01/34	1,000	1,046,450
M/F Housing, Rental Housing Revenue, Series A, 4.63%, 10/01/39	3,490	3,642,932
M/F Housing, Rental Housing Revenue, Series A, 4.75%, 10/01/44	5,000	5,245,450
M/F, Williams Pavilion, AMT (Ginnie Mae), 4.75%, 04/20/37	3,135	3,137,947
S/F Housing, Series A, 4.00%, 12/01/44	4,000	4,182,680
Michigan State Housing Development Authority, RB, Series A, M/F:
Housing, 4.30%, 10/01/40	3,320	3,465,549
4.00%, 10/01/43	7,420	7,726,297
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 4.13%, 12/01/38	7,500	7,947,000

		36,394,305

State — 23.1%
Michigan Finance Authority, RB, Charter County of Wayne Criminal Justice Center Project:
5.00%, 11/01/34	215	257,753
5.00%, 11/01/43	4,000	4,685,240

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
5.00%, 11/01/38	$2,500	$2,949,500
Michigan Finance Authority, Refunding RB, Detroit Regional Convention Facility Authority Local Project Bonds, 5.00%, 10/01/39	5,400	6,077,052
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.00%, 04/01/31	1,000	1,066,770
Michigan Strategic Fund, RB:
1-75 Improvement Project, AMT (AGM), 4.25%, 12/31/38	14,000	14,685,720
I-75 Improvement Project, AMT, 5.00%, 12/31/43	15,000	17,171,100
Michigan Senate Offices Project, Series A, 5.25%, 10/15/40	3,000	3,445,080
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	7,000	7,537,250
State of Michigan, COP, (AMBAC), 0.00%, 06/01/22(c)(d)	3,000	2,837,160
State of Michigan Building Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	8,595	9,212,809
State of Michigan Building Authority, Refunding RB:
Facilities Program, Series I (AGC), 5.25%, 10/15/24	6,000	6,096,960
Facilities Program, Series I (AGC), 5.25%, 10/15/25	3,500	3,555,615
Facilities Program, Series I (AGC), 5.25%, 10/15/26	1,000	1,015,610
Facilities Program, Series I-A, 5.50%, 10/15/45	2,000	2,167,340
Facilities Program, Series II (AGM), 5.00%, 10/15/26	7,500	7,608,675
Series I, 5.00%, 04/15/41	4,750	5,452,857
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	3,000	3,224,700
5.00%, 11/15/36	5,345	5,730,214

		104,777,405

Transportation — 5.4%
Wayne County Airport Authority, ARB, Series A, 5.00%, 12/01/42	1,000	1,161,520

Security	Par (000)	Value

Transportation (continued)
Wayne County Airport Authority, RB:
Detroit Metropolitan Wayne County Airport, AMT (NPFGC), 5.00%, 12/01/39	$1,475	$1,640,156
Series B, AMT, 5.00%, 12/01/42	1,000	1,141,090
Series B, AMT, 5.00%, 12/01/47	1,250	1,421,137
Series D, 5.00%, 12/01/35	3,850	4,431,042
Series D, 5.00%, 12/01/45	5,000	5,666,950
Wayne County Airport Authority, Refunding RB, Series F, AMT, 5.00%, 12/01/34	8,000	9,103,280

		24,565,175

Utilities — 16.6%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,655	2,874,807
City of Detroit Michigan Water Supply System Revenue, RB, Series A:
Senior Lien, 5.25%, 07/01/41	4,325	4,598,210
(NPFGC), 5.00%, 07/01/34	10	10,025
City of Grand Rapids Michigan Sanitary Sewer System, Refunding RB, Series A (NPFGC), 5.50%, 01/01/22	810	857,798
City of Holland Michigan Electric Utility System, RB, Series A, 5.00%, 07/01/39	10,000	10,636,300
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 07/01/27	3,180	3,387,590
5.00%, 07/01/31	6,830	7,265,412
5.00%, 07/01/37	3,335	3,543,538
5.50%, 07/01/41	5,000	5,372,550
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	500	536,945
5.63%, 10/01/40	1,500	1,628,340
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,142,250
Great Lakes Water Authority Water Supply System Revenue, RB, Second Lien, Series B, 5.00%, 07/01/46	10,000	11,284,000
Karegnondi Water Authority, Refunding RB:
5.00%, 11/01/41	2,750	3,116,163
5.00%, 11/01/45	3,000	3,399,450

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Michigan Finance Authority, Refunding RB:
Government Loan Program, 5.00%, 07/01/34	$2,000	$2,289,060
Government Loan Program, 5.00%, 07/01/35	750	856,568
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/31	1,000	1,129,090
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/32	5,250	5,914,283
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/33	3,000	3,372,870
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund, Pooled Project, 5.00%, 10/01/20(a)	2,000	2,094,380

		75,309,629

Total Municipal Bonds — 137.9% (Cost — $591,867,658)		626,445,723

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

Michigan — 24.2%

Education — 12.0%
Eastern Michigan University, RB, General ,Series A (AGM), 4.00%, 03/01/44	10,000	10,531,750
Michigan State University, Refunding RB, General, Series A, 5.00%, 08/15/38(f)	10,000	10,985,300
University of Michigan, Refunding RB, 5.00%, 04/01/46	10,000	11,579,357
Wayne State University, RB, General, Series A(f):
5.00%, 11/15/43	8,530	9,896,480

Security	Par (000)	Value

Education (continued)
5.00%, 11/15/40	$10,000	$11,171,650

		54,164,537

Health — 7.4%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	10,002	11,124,360
Michigan Finance Authority, Refunding RB:
Trinity Health Corp., Series 2016, 5.00%, 12/01/45	19,735	22,383,038
Trinity Health Credit Group, 5.00%, 12/01/39	190	203,013

		33,710,411

State — 4.8%
Michigan State Finance Authority, Refunding RB, Student Loan, AMT, Series A, 4.00%, 11/01/28	8,750	9,118,863
Michigan State University, RB, Board of Trustees, Series B, 5.00%, 02/15/44(f)	5,750	6,791,484
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	5,150	5,905,505

		21,815,852

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.2% (Cost — $105,811,592)		109,690,800

Total Long-Term Investments — 162.1% (Cost — $697,679,250)		736,136,523

	Shares

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.94%(g)(h)	2,452,848	2,453,093

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Value

Total Short-Term Securities — 0.5% (Cost — $2,453,128)	2,453,093

Total Investments — 162.6% (Cost — $700,132,378)	738,589,616

Value

Other Assets Less Liabilities — 1.2%	5,243,925

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.7)%	(58,161,588)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (51.1)%	(231,482,887)

Net Assets Applicable to Common Shares — 100.0%	$454,189,066

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Zero-coupon bond.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between June 01, 2021 to February 15, 2027 is $20,395,805.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,335,566	(882,718)	2,452,848	$2,453,093	$41,336	$899	$(460)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

COP	Certificates of Participation

EDC	Economic Development Corp.

GO	General Obligation Bonds

HDA	Housing Development Authority

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
Long U.S. Treasury Bond	149	06/19/19	$21,973	$110,391
10-Year U.S. Treasury Note	71	06/19/19	8,781	(3,198)
5-Year U.S. Treasury Note	49	06/28/19	5,666	(14,813)

				$92,380

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$736,136,523	$—	$736,136,523
Short-Term Securities	2,453,093	—	—	2,453,093

	$2,453,093	$736,136,523	$—	$738,589,616

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$110,391	$—	$—	$110,391
Liabilities:
Interest rate contracts	(18,011)	—	—	(18,011)

	$92,380	$—	$—	$92,380

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(57,852,056)	$—	$(57,852,056)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

	$—	$(289,752,056)	$—	$(289,752,056)

8